FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Derivatives financial instruments classified as swaps (Details) € in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Derivatives financial instruments
Current			R$ 19,282	R$ 69,065
Non Current			52,881	26,468
Current			(1,921)	(16,538)
Non Current			(54,212)	(22,845)
Total			16,030	56,150
Carrying amount			13,824,673	6,139,437	R$ 8,461,841
Foreign currency swaps Euro
Derivatives financial instruments
Notional Value			4,334
Foreign Currency Swaps Maturing Through October 30, 2019
Derivatives financial instruments
Notional Value			292,347
Currency risk affecting net amount payable | €		€ 3,806
Currency risk affecting net amount receivable | $	$ 292,347
Foreign currency swaps maturing in 2033 to hedge risk of change in finance lease rate pegged to IPCA
Derivatives financial instruments
Notional Value			262,817
Carrying amount			319,550
Long position
Derivatives financial instruments
Notional Value			515,261	1,184,064
Accumulated effects from fair value Amount receivable or payable			72,163	95,533
Current			19,282	69,065
Non Current			52,881	26,468
Long position | Floating interest rate
Derivatives financial instruments
Notional Value			369,491	699,595
Accumulated effects from fair value Amount receivable or payable			1,818	7,737
Long position | CDI
Derivatives financial instruments
Notional Value			369,491	554,336
Accumulated effects from fair value Amount receivable or payable			1,818
Long position | TJLP
Derivatives financial instruments
Notional Value				145,259
Accumulated effects from fair value Amount receivable or payable				7,737
Long position | Inflation rates
Derivatives financial instruments
Notional Value			72,980	149,275
Accumulated effects from fair value Amount receivable or payable			70,345	37,260
Long position | IPCA
Derivatives financial instruments
Notional Value			72,980	149,275
Accumulated effects from fair value Amount receivable or payable			70,345	37,260
Long position | Foreign currency
Derivatives financial instruments
Notional Value			72,790	335,194
Accumulated effects from fair value Amount receivable or payable				50,536
Long position | US Dollar
Derivatives financial instruments
Notional Value			72,790	241,332
Accumulated effects from fair value Amount receivable or payable				24,608
Long position | Euro
Derivatives financial instruments
Notional Value				51,971
Long position | LIBOR US$
Derivatives financial instruments
Notional Value				41,891
Accumulated effects from fair value Amount receivable or payable				25,928
Short position
Derivatives financial instruments
Notional value for short position			(515,261)	(1,184,064)
Short position			(56,133)	(39,383)
Current			(1,921)	(16,538)
Non Current			(54,212)	(22,845)
Short position | Floating interest rate
Derivatives financial instruments
Notional value for short position			(145,770)	(608,782)
Short position			(56,133)	(24,916)
Short position | CDI
Derivatives financial instruments
Notional value for short position			(145,770)	(608,782)
Short position			(56,133)	(24,916)
Short position | Foreign currency
Derivatives financial instruments
Notional value for short position			(369,491)	(575,282)
Short position				(14,467)
Short position | US Dollar
Derivatives financial instruments
Notional value for short position			(365,161)	(439,103)
Short position				(9,396)
Short position | Euro
Derivatives financial instruments
Notional value for short position			R$ (4,330)	(115,233)
Short position				(222)
Short position | LIBOR US$
Derivatives financial instruments
Notional value for short position				(20,946)
Short position				R$ (4,849)